Classification of operating expenses by nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Personnel expenses	$ 5,790	$ 5,034	$ 12,221	$ 12,962
Depreciation and amortization	2,270	885	4,486	1,714
Depreciation of right-of-use assets	483	293	973	576
Taxes and dues	7,767	4,383	11,706	8,282
Fees and commissions	27,685	27,555	56,156	55,255
Advertising expenses	11,749	11,442	26,849	23,982
Other expenses	2,041	2,907	4,002	3,580
Total	$ 57,785	$ 52,499	$ 116,393	$ 106,351